Revenue from Contracts with Customers: Airports law and regulations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers
Revenue	$ 25,821,644	$ 25,313,882	$ 18,784,661
Commercial services	6,452,611	5,932,414	4,376,269
Revenue from construction services	1,302,633	2,692,694	3,146,166
Revenue	25,821,644	25,313,882	18,784,661
Regulated services:
Revenue from Contracts with Customers
Revenue	15,670,438	14,485,828	9,694,640
Regulated services: | Passenger fees
Revenue from Contracts with Customers
Revenue	11,771,402	10,795,615	6,767,394
Regulated services: | Landing fees
Revenue from Contracts with Customers
Revenue	1,376,707	1,277,251	1,075,198
Regulated services: | Platform
Revenue from Contracts with Customers
Revenue	704,446	751,464	592,671
Regulated services: | Security services
Revenue from Contracts with Customers
Revenue	152,059	134,364	88,758
Regulated services: | Baggage inspection fees
Revenue from Contracts with Customers
Revenue	400,280	353,638	251,956
Regulated services: | Passenger walkway
Revenue from Contracts with Customers
Revenue	691,920	644,356	562,192
Regulated services: | Passengers documentation counters
Revenue from Contracts with Customers
Revenue	35,298	29,841	20,187
Regulated services: | Other airport services
Revenue from Contracts with Customers
Revenue	538,326	499,299	336,284
Non regulated services:
Revenue from Contracts with Customers
Commercial services	6,452,611	5,932,414	4,376,269
Revenue	8,848,573	8,135,360	5,943,855
Non regulated services: | Retail stores
Revenue from Contracts with Customers
Revenue	1,569,319	1,422,651	1,004,332
Non regulated services: | Access fees on nonpermanent ground transportation
Revenue from Contracts with Customers
Revenue	96,914	82,857	59,625
Non regulated services: | Car parking and related access fees
Revenue from Contracts with Customers
Revenue	458,039	416,767	316,356
Non regulated services: | Other airport services
Revenue from Contracts with Customers
Revenue	271,690	280,671	187,273
Non regulated services: | Non-regulated services excluding commercial services
Revenue from Contracts with Customers
Revenue	$ 2,395,962	$ 2,202,946	$ 1,567,586